OTHER INTANGIBLE ASSETS, NET (Schedule of Definite-Lived Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 1,111,518	$ 1,051,457
Accumulated amortization	560,171	432,722
Other intangible assets, net	551,347	618,735
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	673,291	623,274
Accumulated amortization	315,665	238,898
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	382,031	372,438
Accumulated amortization	225,951	181,123
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	56,196	55,745
Accumulated amortization	$ 18,555	$ 12,701